Consolidated Statement of Other Comprehensive Income - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Consolidated Statements of Other Comprehensive Income [Abstract]
Profit for the year		$ 237,243	$ 308,174	[1]	$ 249,238	[1]
Components of other comprehensive income that will not be reclassified to profit and loss, net of taxes
Gain (loss) from new measurements of defined benefit plans		1,269	(3,006)		2,123
(Loss) from financial instruments designated at fair value through other comprehensive Income		(1,098)	(231)		(4,003)
Total other comprehensive income that will not be reclassified to period results, net of taxes		171	(3,237)		(1,880)
Components of other comprehensive income that may be reclassified to profit and loss, net of taxes
Gain (loss) from translation exchange differences	[2]	12,824	(1,438,514)		443,638
(Loss) gain from translation exchange differences to the put option	[3]	(14,186)	112,576		(176,831)
Net gain on hedge of a net investment in a foreign operation					2,473
Gain from cash flow hedge		2,206	2,957		4,495
Total other comprehensive income that may be reclassified to profit or loss, net of taxes		844	(1,322,981)		273,775
Total other comprehensive income		1,015	(1,326,218)		271,895
Total comprehensive income		238,258	(1,018,044)		521,133
Comprehensive income attributable to:
Equity holders of the Parent		51,828	(1,211,146)		372,327
Non-controlling interests		$ 186,430	$ 193,102		$ 148,806

[1]	Some figures in the December 2023 and 2022 financial statements were disaggregated for comparative purposes (see Note 2).
[2]	Represents exchange differences arising from the translation of assets, liabilities, equity and results of foreign operations into the reporting currency.
[3]	Represent exchange differences arising from the translation of put option on the subsidiary Grupo Disco Uruguay S.A. into the reporting currency.